INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)
	Year ended December 31,
	2011	2012	2013
Current tax	$162,845	$125,733	$70,426
Deferred tax	(956,260)	(7,673,154)	303,158
	$(793,415)	$(7,547,421)	$373,584

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss carrying forward	$18,682,444	$17,930,359
Total deferred tax assets	18,682,444	17,930,359
Valuation allowance on deferred tax assets	(18,238,463)	(17,777,605)
Net deferred tax assets (non-current)	$443,981	$152,754

Schedule of movement of valuation allowance

	Year ended December 31,
	2011	2012	2013
At the beginning of the year	$13,210,882	$4,284,387	$18,238,463
Tax loss expired	(9,030,073)	(500,181)	(1,732,828)
Liquidation of subsidiaries	(66,176)	(263,329)	(303,557)
Exchange realignment	225,275	17,069	541,242
Change in tax rate	9,329	(225,318)	920,005
Change for the year	(64,850)	14,925,835	114,280
At the end of the year	$4,284,387	$18,238,463	$17,777,605

Schedule of reconciliation of the income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations

	Year ended December 31,
	2011	2012	2013
Expected taxation at PRC EIT statutory rate of 25%	$(3,352,917)	$(63,518,834)	$(5,920,694)
Effect of different tax rates	251,879	1,749,282	1,069,008
Effect of loss that cannot be carried forward	1,419,225	2,447,707	1,305,869
Tax expense arising from items which are not deductible or not taxable for tax purpose:
- non-deductible entertainment expenses	592,257	1,027,013	584,296
- goodwill impairment	—	29,467,644	—
- others, net	792,187	1,070,292	3,906,086
Effect of tax exemption and tax concessions	(175,571)	5,283,567	(685,261)
(Overprovision) underprovision in prior years	(255,625)	73	—
Change in valuation allowance	(64,850)	14,925,835	114,280
Total income tax (benefits) expenses	$(793,415)	$(7,547,421)	$373,584